Employee benefits (Details) - Schedule of sensitivity analysis - MXN ($) $ in Thousands	Jan. 03, 2021	Dec. 31, 2019
Schedule of sensitivity analysis [Abstract]
+0.50%	$ 126	$ (127)
-0.50%	$ (141)	$ 115